Huber Select Large Cap Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Aerospace & Defense - 1.2%
Northrop Grumman Corp.	11,593	$ 6,288,971

Banking - 17.2%
Bank of America Corp.	335,546	20,787,075
Citigroup, Inc.	249,268	33,015,546
First Citizens BancShares, Inc. - Class A	1,800	3,935,970
First Horizon Corp.	379,626	9,733,611
JPMorgan Chase & Co.	18,233	6,414,187
Regions Financial Corp.	180,500	5,586,475
Truist Financial Corp.	134,700	6,982,848
		86,455,712

Biotech & Pharmaceuticals - 10.3%
Eli Lilly & Co.	20,437	23,478,843
Merck & Co., Inc.	24,193	3,149,929
Pfizer, Inc.	995,830	24,905,708
		51,534,480

Consumer Services - 2.4%
Upbound Group, Inc.	612,869	11,883,530

Cosmetics/Personal Care - 0.7%
Kenvue, Inc.	194,000	3,732,560

Electric - 1.1%
Vistra Corp.	36,000	5,334,840

Electric Utilities - 0.4%
Constellation Energy Corp.	6,977	1,833,207

Electrical Equipment - 0.1%
TE Connectivity PLC	3,357	690,501

Gas & Water Utilities - 0.8%
National Fuel Gas Co.	48,900	4,024,959

Health Care Facilities & Services - 3.3%
Tenet Healthcare Corp. (a)	64,800	16,509,744

Healthcare-Services - 1.4%
UnitedHealth Group, Inc.	17,200	7,127,680

Home Construction - 0.1%
Lennar Corp. - Class B	5,560	448,692

Industrial Support Services - 1.4%
United Rentals, Inc.	6,400	6,907,264

Insurance - 1.2%

CNO Financial Group, Inc.	110,821		6,105,129

Internet Media & Services - 0.4%
Lyft, Inc. - Class A (a)	128,200		2,033,252

Oil & Gas Producers - 11.9%
BP PLC - ADR	406,100		18,363,842
Cheniere Energy, Inc.	25,300		6,668,321
Golar LNG Ltd.	646,065		31,754,095
Shell PLC - ADR	31,300		2,878,974
			59,665,232

Retail - 4.6%
Dollar General Corp.	180,480		22,929,984

Retail - Discretionary - 0.3%
Home Depot, Inc.	5,398		1,791,920

Software - 11.5%
Microsoft Corp.	66,928		31,102,780
Oracle Corp.	203,800		26,467,506
Weave Communications, Inc. (a)	72,117		471,645
			58,041,931

Specialty Finance - 3.1%
Enova International, Inc. (a)	60,709		15,428,585

Technology Services - 7.9%
KBR, Inc.	790,042		28,923,438
Mastercard, Inc. - Class A	18,859		10,808,093
			39,731,531

Telecommunications - 3.8%
AT&T, Inc.	813,380		18,911,085

Tobacco & Cannabis - 4.7%
Philip Morris International, Inc.	123,614		23,588,023

Transportation - 0.9%
Fedex Freight Holding Co., Inc. (a)	33,600		4,721,808

Transportation & Logistics - 4.3%
FedEx Corp.	70,200		21,579,480

Transportation Equipment - 1.7%
General Motors Co.	95,300		8,468,358
TOTAL COMMON STOCKS (Cost $313,765,895)			485,768,458

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (b)	16,277,812		16,277,812
TOTAL MONEY MARKET FUNDS (Cost $16,277,812)			16,277,812

TOTAL INVESTMENTS - 99.9% (Cost $330,043,707)			502,046,270
Other Assets in Excess of Liabilities - 0.1%		0.00059	296,866

TOTAL NET ASSETS - 100.0%	$ 502,343,136

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Huber Select Large Cap Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 485,768,458	$ –	$ –	$ 485,768,458
Money Market Funds	16,277,812	–	–	16,277,812
Total Investments	$ 502,046,270	$ –	$ –	$ 502,046,270